Bank Notes Payable	6 Months Ended
Jun. 30, 2018
Bank Notes Payable [Abstract]
BANK NOTES PAYABLE

NOTE 8 – BANK NOTES PAYABLE

Short-term bank notes payables are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Company to deposit a certain amount of cash (usually range from 30% to 100% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

The Company had the following bank notes payable as of June 30, 2018:

June 30, 2018
ICBC, due various dates from July 18, 2018 to July 29, 2018	$188,100
ABC, due various dates from July 29, 2018 to December 7, 2018	2,645,485
CMBC, due July 10, 2018	111,832
Total	$2,945,417

The Company had the following bank notes payable as of December 31, 2017:

December 31, 2017
ICBC, due various dates from January 28, 2018 to May 27, 2018	$3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018	1,384,016
CITIC, due various dates from January 31, 2018 to August 29,2018	599,169
Total	$5,035,849

As of June 30, 2018 and December 31, 2017, $1,261,547 and $3,653,431 cash deposits were held by banks as a guaranty for the notes payable, respectively. In addition, as of June 30, 2018 and December 31, 2017, notes payable totaling $1,683,870 and $1,382,418 were secured by the personal properties of the Company’s principal shareholders and third party individuals, respectively.